Annual Total Returns[BarChart] - ProShares UltraShort QQQ - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(38.91%)	(22.49%)	(34.34%)	(49.40%)	(34.14%)	(24.74%)	(19.36%)	(44.03%)	(9.91%)	(49.68%)